Note 1 - Nature of business and organization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Proceeds from issuance of shares pursuant to exercise of over-allotment	$ 413,940	$ 413,940	$ 0
Common Class A
Share issuance upon initial public offering ('IPO')	1,250,000	1,250,000
Share issuance pursuant to exercise of over-allotment	103,485	103,485
Proceeds from issuance of shares pursuant to exercise of over-allotment		$ 10
Tungray Singapore Pte. Ltd
Equity Method Investment, Ownership Percentage	10000.00%
Tung Resource Pte Ltd
Equity Method Investment, Ownership Percentage	10000.00%
Qingdao Tungray Intelligent Technology Co., Ltd
Equity Method Investment, Ownership Percentage	10000.00%